SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($) shares
Share Capital [Roll Forward]
Beginning balance	$ 2,696,013
Exercise of share options	4,802
Reclassification of vesting of restricted share units	37,536
Ending balance	$ 2,738,351
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares) | shares	367,298,315
Exercise of share option (in shares) | shares	697,844
Reclassification of vesting of restricted share units (in shares) | shares	1,382,970
Ending balance (in shares) | shares	369,379,129
Share capital
Share Capital [Roll Forward]
Beginning balance	$ 37
Exercise of share options	0
Reclassification of vesting of restricted share units	0
Ending balance	37
Share premium
Share Capital [Roll Forward]
Beginning balance	2,695,976
Exercise of share options	4,802
Reclassification of vesting of restricted share units	37,536
Ending balance	$ 2,738,314